ADDITIONAL INFORMATION TO THE STATEMENTS OF COMPREHENSIVE LOSS (Details 4) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Additional Information To Statements Of Comprehensive Loss
Salaries and related benefits	$ 4,012	$ 4,516	$ 3,580
Subcontractors	1,564	1,318	961
Laboratory materials	333	494	665
Patents	133	200	204
Share-based payment	264	357	411
Travel	48	14	28
Depreciation	108	99	107
Other	235	690	538
Less-Government grants	(32)	(10)	(101)
Research and development expenses, net	$ 6,665	$ 7,678	$ 6,393